Capital Management and Dividends - Summary of Dividends Declared or Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Dividends Payable [Line Items]
Dividend, Total Amount		$ 246.5	$ 390.1	$ 199.1
Dividend, Record Date	Jun. 09, 2016
Dividend, Payment Date	Aug. 05, 2016
125 Year Anniversary Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.28	$ 0.28	$ 0.28
Dividend, Total Amount		$ 124.6	$ 124.6	$ 124.6
Dividend, Announcement Date		Feb. 28, 2014	Feb. 28, 2014	Feb. 28, 2014
Dividend, Record Date		Mar. 21, 2014	Mar. 21, 2014	Mar. 21, 2014
Dividend, Payment Date		May 30, 2014	May 30, 2014	May 30, 2014
FY 2015 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.08	$ 0.08	$ 0.08
Dividend, Total Amount		$ 34.2	$ 34.2	$ 34.2
Dividend, Announcement Date		Nov. 19, 2014	Nov. 19, 2014	Nov. 19, 2014
Dividend, Record Date		Dec. 23, 2014	Dec. 23, 2014	Dec. 23, 2014
Dividend, Payment Date		Feb. 27, 2015	Feb. 27, 2015	Feb. 27, 2015
FY 2014 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.08	$ 0.08	$ 0.08
Dividend, Total Amount		$ 35.5	$ 35.5	$ 35.5
Dividend, Announcement Date		Nov. 14, 2013	Nov. 14, 2013	Nov. 14, 2013
Dividend, Record Date		Dec. 19, 2013	Dec. 19, 2013	Dec. 19, 2013
Dividend, Payment Date		Mar. 28, 2014	Mar. 28, 2014	Mar. 28, 2014
FY 2014 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.20	$ 0.20	$ 0.20
Dividend, Total Amount		$ 89.0	$ 89.0	$ 89.0
Dividend, Announcement Date		May 22, 2014	May 22, 2014	May 22, 2014
Dividend, Record Date		Jun. 12, 2014	Jun. 12, 2014	Jun. 12, 2014
Dividend, Payment Date		Aug. 08, 2014	Aug. 08, 2014	Aug. 08, 2014
FY 2014 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.32	$ 0.32	$ 0.32
Dividend, Total Amount		$ 142.3	$ 142.3	$ 142.3
Dividend, Announcement Date		May 22, 2014	May 22, 2014	May 22, 2014
Dividend, Record Date		Jun. 12, 2014	Jun. 12, 2014	Jun. 12, 2014
Dividend, Payment Date		Aug. 08, 2014	Aug. 08, 2014	Aug. 08, 2014
FY 2013 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.24	$ 0.24	$ 0.24
Dividend, Total Amount		$ 106.1	$ 106.1	$ 106.1
Dividend, Announcement Date		May 23, 2013	May 23, 2013	May 23, 2013
Dividend, Record Date		Jun. 28, 2013	Jun. 28, 2013	Jun. 28, 2013
Dividend, Payment Date		Jul. 26, 2013	Jul. 26, 2013	Jul. 26, 2013
FY 2012 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.13	$ 0.13	$ 0.13
Dividend, Total Amount		$ 57.5	$ 57.5	$ 57.5
Dividend, Announcement Date		May 23, 2013	May 23, 2013	May 23, 2013
Dividend, Record Date		Jun. 28, 2013	Jun. 28, 2013	Jun. 28, 2013
Dividend, Payment Date		Jul. 26, 2013	Jul. 26, 2013	Jul. 26, 2013
FY 2016 First Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.09	$ 0.09	$ 0.09
Dividend, Total Amount		$ 39.7	$ 39.7	$ 39.7
Dividend, Announcement Date		Nov. 19, 2015	Nov. 19, 2015	Nov. 19, 2015
Dividend, Record Date		Dec. 23, 2015	Dec. 23, 2015	Dec. 23, 2015
Dividend, Payment Date		Feb. 26, 2016	Feb. 26, 2016	Feb. 26, 2016
FY 2015 Special Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.22	$ 0.22	$ 0.22
Dividend, Total Amount		$ 92.8	$ 92.8	$ 92.8
Dividend, Announcement Date		May 21, 2015	May 21, 2015	May 21, 2015
Dividend, Record Date		Jun. 11, 2015	Jun. 11, 2015	Jun. 11, 2015
Dividend, Payment Date		Aug. 07, 2015	Aug. 07, 2015	Aug. 07, 2015
FY 2015 Second Half Dividend [Member]
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders		$ 0.27	$ 0.27	$ 0.27
Dividend, Total Amount		$ 114.0	$ 114.0	$ 114.0
Dividend, Announcement Date		May 21, 2015	May 21, 2015	May 21, 2015
Dividend, Record Date		Jun. 11, 2015	Jun. 11, 2015	Jun. 11, 2015
Dividend, Payment Date		Aug. 07, 2015	Aug. 07, 2015	Aug. 07, 2015